Warrant liability - Schedule of warrants outstanding and exercisable (Details) - $ / shares	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Outstanding	3,220,000	3,220,000	0
Exercisable	3,220,000
Warrant One [Member]
Class of Warrant or Right [Line Items]
Outstanding	2,875,000
Exercisable	2,875,000
Exercise Price	$ 6
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	345,000
Exercisable	345,000
Exercise Price	$ 5